UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

      Form 13F

 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ];  Amendment Number:_____

This Amendment (Check only one):[  ] is a restatement.
                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Cohen Klingenstein, LLC
                     ----------------------------
Address:             355 West 52nd Street, 5th Floor
                     ----------------------------
                     New York, New York  10019
                     ----------------------------

Form 13F File Number:028-13338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                George M. Cohen
                     ---------------------
Title:               Managing Member
                     ---------------------
Phone:               212-757-0235
                     ---------------------

Signature, Place, and Date of Signing:





George M. Cohen      New York, N 5/4/2010
-------------------------------------------
     [Signature]     [City, Stat  [Date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                           -----------
Form 13F Information Table Entry Total:         102
                                           -----------
Form 13F Information Table Value Total:       228,467
                                           -----------
                                           (thousands)

                                Form 13F Information Table

      Column 1        Column 2   Column 3     Column 4            Column 5       Column 6  Column 7          Column 8

                        TITLE                  VALUE     SHARES or  SH/    PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER        OF CLASS     CUSIP      (x$1000)    PRN AMT   PRN    CALL DISCRETION MANAGERS   SOLE    SHARED   NONE

Adobe Systems Inc.   com        00724F101          1,735   49,045  SH           SOLE        n/a       49,045
Akamai Technologies  com        00971T101            562   17,875  SH           SOLE        n/a       17,875
Allstate Corp.       com        020002101          1,065   32,960  SH           SOLE        n/a       32,960
Altria Group         com        02209S103            546   26,605  SH           SOLE        n/a       26,605
Amazon.com           com        023135106          8,167   60,155  SH           SOLE        n/a       60,155
Amdocs Limited       com        G02602103            215    7,125  SH           SOLE        n/a        7,125
American Express     com        025816109          2,878   69,745  SH           SOLE        n/a       69,745
American Int'l Group com        026874107            286    8,388  SH           SOLE        n/a        8,388
AmeriCredit Corp.    com        03060R101            357   15,005  SH           SOLE        n/a       15,005
Ameriprise Financial com        03076C106            505   11,132  SH           SOLE        n/a       11,132
Amgen Inc.           com        031162100          2,063   34,480  SH           SOLE        n/a       34,480
Apollo Group         com        037604105          1,423   23,215  SH           SOLE        n/a       23,215
Apple Inc.           com        037833100          3,404   14,485  SH           SOLE        n/a       14,485
Atheros Communicationcom        04743P108            588   15,190  SH           SOLE        n/a       15,190
Avon Products Inc.   com        054303102          1,800   53,135  SH           SOLE        n/a       53,135
Bank of Amer. Corp.  com        060505104          2,954  165,510  SH           SOLE        n/a      165,510
Becton, Dickinson    com        075887109            254    3,230  SH           SOLE        n/a        3,230
Bed Bath & Beyond    com        075896100          1,675   38,270  SH           SOLE        n/a       38,270
Berkshire Hath Cl A  com        084670108            609        5  SH           SOLE        n/a            5
Berkshire Hathaway B com        084670207          2,642   32,509  SH           SOLE        n/a       32,509
Biovail Corp. Int'l  com        09067J109            329   19,635  SH           SOLE        n/a       19,635
Broadcom Corp.       com        111320107          1,214   36,580  SH           SOLE        n/a       36,580
Capital One Financialcom        14040H105            487   11,750  SH           SOLE        n/a       11,750
Carnival Corp.       com        143658300          2,489   64,015  SH           SOLE        n/a       64,015
Celgene Corp.        com        151020104            537    8,670  SH           SOLE        n/a        8,670
Cisco Systems Inc.   com        17275R102          3,951  151,785  SH           SOLE        n/a      151,785
Citadel Broadcasting com        17285T106              1   16,794  SH           SOLE        n/a       16,794
Coach Inc.           com        189754104            901   22,810  SH           SOLE        n/a       22,810
Cognizant Tech Sol.  com        192446102          1,044   20,485  SH           SOLE        n/a       20,485
Colgate-Palmolive    com        194162103            239    2,800  SH           SOLE        n/a        2,800
Comcast Corp. Cl 'A' com        20030N101            822   43,635  SH           SOLE        n/a       43,635
Comcast Special A    com        20030N200            482   26,812  SH           SOLE        n/a       26,812
Corn Products Int'l  com        219023108            547   15,780  SH           SOLE        n/a       15,780
Corning Inc.         com        219350105          2,058  101,835  SH           SOLE        n/a      101,835
Covance Inc.         com        222816100            289    4,705  SH           SOLE        n/a        4,705
Dick's Sporting Goodscom        253393102            505   19,360  SH           SOLE        n/a       19,360
Dionex Corp.         com        254546104            350    4,685  SH           SOLE        n/a        4,685
Directv              com        25490A101            515   15,243  SH           SOLE        n/a       15,243
Eaton Vance Tax Mngd com        27829C105          8,505  635,212  SH           SOLE        n/a      635,212
Electronic Arts      com        285512109            259   13,890  SH           SOLE        n/a       13,890
Eli Lilly            com        532457108          2,166   59,800  SH           SOLE        n/a       59,800
FEI Company          com        30241L109            333   14,545  SH           SOLE        n/a       14,545
Flextronics Intl Ltd com        Y2573F102            485   61,870  SH           SOLE        n/a       61,870
General Electric Co. com        369604103          1,552   85,275  SH           SOLE        n/a       85,275
Gilead Sciences Inc. com        375558103          1,592   35,009  SH           SOLE        n/a       35,009
GlaxoSmithKline PLC  com        37733W105          3,784   98,230  SH           SOLE        n/a       98,230
Goldman Sachs Group  com        38141G104          1,023    5,995  SH           SOLE        n/a        5,995
Google Inc.          com        38259P508          5,649    9,960  SH           SOLE        n/a        9,960
Hartford Fin'l Ser.  com        416515104            405   14,250  SH           SOLE        n/a       14,250
Hess Corp.           com        42809H107            932   14,900  SH           SOLE        n/a       14,900
Informatica Corp.    com        45666Q102            716   26,645  SH           SOLE        n/a       26,645
InterDigital Inc.    com        45867G101            503   18,045  SH           SOLE        n/a       18,045
Int'l Bus. Machines  com        459200101          4,137   32,260  SH           SOLE        n/a       32,260
IShares Russell 2000Gcom        464287648         52,996  723,600  SH           SOLE        n/a      723,600
Janus Capital Group  com        47102X105            761   53,270  SH           SOLE        n/a       53,270
Johnson & Johnson    com        478160104          2,644   40,556  SH           SOLE        n/a       40,556
Legg Mason, Inc.     com        524901105            299   10,445  SH           SOLE        n/a       10,445
Liberty Media Inter Acom        53071M104            227   14,844  SH           SOLE        n/a       14,844
Lincare Holdings     com        532791100          1,028   22,900  SH           SOLE        n/a       22,900
Marvell Technology   com        G5876H105            516   25,265  SH           SOLE        n/a       25,265
McAfee Inc.          com        579064106            212    5,274  SH           SOLE        n/a        5,274
Merck & Co.          com        589331107          3,030   81,112  SH           SOLE        n/a       81,112
Monsanto Co.         com        61166W101          5,127   71,787  SH           SOLE        n/a       71,787
Monster Worldwide    com        611742107            678   40,820  SH           SOLE        n/a       40,820
News Corp ADR PRF    com        65248E104            197   13,640  SH           SOLE        n/a       13,640
Nordstrom Inc.       com        655664100            817   20,000  SH           SOLE        n/a       20,000
Nu Skin Ent Inc.     com        67018T105            744   25,575  SH           SOLE        n/a       25,575
Orbital Sciences     com        685564106            480   25,255  SH           SOLE        n/a       25,255
Parametric Tech.     com        699173209            337   18,670  SH           SOLE        n/a       18,670
Paychex, Inc.        com        704326107            364   11,835  SH           SOLE        n/a       11,835
PepsiCo Inc.         com        713448108          6,405   96,805  SH           SOLE        n/a       96,805
Pfizer, Inc.         com        717081103            574   33,482  SH           SOLE        n/a       33,482
Pharma. Product Dev. com        717124101            218    9,185  SH           SOLE        n/a        9,185
Philip Morris Int'l  com        718172109          1,388   26,605  SH           SOLE        n/a       26,605
Plains Explor & Prod com        726505100          1,986   66,220  SH           SOLE        n/a       66,220
PowerShares QQQ Trustcom        73935A104         19,977  414,809  SH           SOLE        n/a      414,809
Procter & Gamble     com        742718109          1,126   17,800  SH           SOLE        n/a       17,800
Qlogic Corp.         com        747277101            239   11,775  SH           SOLE        n/a       11,775
ResMed Inc.          com        761152107            292    4,590  SH           SOLE        n/a        4,590
Royal Caribbean Cru. com        V7780T103            584   17,700  SH           SOLE        n/a       17,700
Royal Dutch Shell PLCcom        780259206          2,393   41,350  SH           SOLE        n/a       41,350
RR Donnelley & Sons  com        257867101            399   18,705  SH           SOLE        n/a       18,705
Seagate Technology   com        G7945J104            499   27,320  SH           SOLE        n/a       27,320
Sealed Air Corp.     com        81211K100          1,832   86,930  SH           SOLE        n/a       86,930
Shire PLC ADS        com        82481R106            419    6,354  SH           SOLE        n/a        6,354
Silicon Laboratories com        826919102            701   14,695  SH           SOLE        n/a       14,695
Skillsoft PLC        com        830928107            294   28,525  SH           SOLE        n/a       28,525
St. Jude Medical Inc.com        790849103            774   18,865  SH           SOLE        n/a       18,865
Standard & Poors DR. com        78462F103         14,792  126,426  SH           SOLE        n/a      126,426
State Street Corp.   com        857477103            433    9,585  SH           SOLE        n/a        9,585
Target Corp.         com        87612E106          3,151   59,905  SH           SOLE        n/a       59,905
Ultimate Software    com        90385D107            434   13,180  SH           SOLE        n/a       13,180
Union Pacific Corp.  com        907818108            733   10,000  SH           SOLE        n/a       10,000
United Parcel Servicecom        911312106            688   10,685  SH           SOLE        n/a       10,685
Urban Outfitters     com        917047102            795   20,890  SH           SOLE        n/a       20,890
ViaSat Inc.          com        92552V100            561   16,210  SH           SOLE        n/a       16,210
Vodafone Grp. PLC ADRcom        92857W100            396   17,007  SH           SOLE        n/a       17,007
Walt Disney Co.      com        254687106          7,226  206,993  SH           SOLE        n/a      206,993
Washington Post 'B'  com        939640108          1,888    4,250  SH           SOLE        n/a        4,250
Western Union Co.    com        959802109            418   24,622  SH           SOLE        n/a       24,622
Yahoo! Inc.          com        984332106            540   32,675  SH           SOLE        n/a       32,675
Yum! Brands Inc.     com        988498101          2,035   53,100  SH           SOLE        n/a       53,100
Zimmer Holdings Inc. com        98956P102          1,288   21,765  SH           SOLE        n/a       21,765